RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

During the three months ended December 31, 2017, the Company’s chief executive officer paid a security deposit of $4,992 for the rent on behalf of the Company.

As of December 31, 2017 and September 30, 2017 the Company had due to related party of $41,371 and $36,379, respectively.

NOTE 6 - RELATED PARTY TRANSACTIONS

During the year ended September 30, 2017, the Company’s current chief executive officer made payments of $36,379 on behalf of the Company for professional services provided to the Company. These payments are treated as non-interest bearing loans to the Company.

The former chief executive officer made advances of $10,000 during the year ended September 30, 2016 and paid expenses of $20,751 on behalf of the Company during the year ended September 30, 2017. The Company repaid him $2,379 during the year ended September 30, 2017. On January 30, 2017, in connection with the sale by the former chief executive officer of his stock (also see Note 5), a non-interest bearing demand loan of $28,372, was cancelled by the former chief executive officer and recorded as additional paid-in capital.

As of September 30, 2017 and 2016, the Company had due to related parties of $36,379 and $10,000, respectively.